Consolidated statements of comprehensive income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income [Abstract]
Net earnings (loss)	$ 89,264	$ (102,654)
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	19,242	3,897
Equity investments at FVOCI - net change in fair value	0	22,059
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations	(38,141)	(30,384)
Other comprehensive loss, net of taxes	(18,899)	(4,428)
Total comprehensive income (loss)	70,365	(107,082)
Other comprehensive income (loss) attributable to:
Equity holders	(18,901)	(4,426)
Non-controlling interest	2	(2)
Other comprehensive loss for the year	(18,899)	(4,428)
Total comprehensive income (loss) attributable to:
Equity holders	70,481	(107,003)
Non-controlling interest	(116)	(79)
Total comprehensive income (loss)	$ 70,365	$ (107,082)